RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			1 Months Ended				3 Months Ended	12 Months Ended
	Mar. 13, 2026	Jul. 03, 2024	Mar. 31, 2026	Mar. 25, 2026	Feb. 28, 2026	Nov. 30, 2024	Mar. 31, 2026	Dec. 31, 2016	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Debt Conversion, Original Debt, Amount								$ 8,864,255
Debt Conversion, Converted Instrument, Shares Issued							1,000,000	1,000,000
Warrants to purchase shares		2,975,000
Exercise price		$ 0.397
Number of shares issued	80,000	1,495,390			2,748,971	2,631,543
Share preice per share		$ 0.397				$ 0.95
Number of value issued		$ 593,670					$ 650,000
Employment Contracts [Member]
Related Party Transaction [Line Items]
Annual base salary							1,731
Sign on bonus amount			$ 250,000				250,000
Recognized compensation expense							$ 251,731
Chief Executive Officer [Member] | Employment Contracts [Member]
Related Party Transaction [Line Items]
Annual base salary			$ 270,000	$ 240,000
Sign on bonus amount				$ 250,000
Number of restricted stock unit			300,000	300,000
All American Golf Center Inc [Member]
Related Party Transaction [Line Items]
Debt Conversion, Original Debt, Amount		$ 593,670
Debt Conversion, Converted Instrument, Shares Issued		1,495,390
Debt Instrument, Convertible, Conversion Price		$ 0.397
Accounts Payable, Current									$ 0	$ 0
James Askew [Member]
Related Party Transaction [Line Items]
Warrants to purchase shares		2,269,583
Investments Aka Llc [Member]
Related Party Transaction [Line Items]
Warrants to purchase shares		705,417
Boreta Lifetime Trust [Member]
Related Party Transaction [Line Items]
Number of shares issued	50,000						50,000
Share preice per share			$ 5.00				$ 5.00
Number of value issued							$ 250,000